Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment

September 30,		2013	2012
		(In thousands)
	Estimated Useful Life
Land	—	$92,560	$82,426
Buildings	25 - 40	132,822	114,106
Leasehold improvements	7 - 15	8,411	7,530
Furniture, fixtures and equipment	2 - 10	36,798	33,522
		270,591	237,584
Less accumulated depreciation and amortization		(64,419)	(58,739)
		$206,172	$178,845